UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2011
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	February 8, 2012



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 52

Form 13F Information Table Value Total : $190,997






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21Vianet                       COM              90138A103     4406   481567 SH       Sole                   481567
ARM Holdings                   COM              042068106     4988   180250 SH       Sole                   180250
Abbott Laboratories            COM              002824100     1968    35000 SH       Sole                    35000
Advent Software                COM              007974108     7156   293748 SH       Sole                   293748
Amazon.com                     COM              023135106     6793    39244 SH       Sole                    39244
Apple Computer                 COM              037833100      850     2100 SH       Sole                     2100
Aruba Networks Inc             COM              043176106     6997   377813 SH       Sole                   377813
Automatic Data Processing, Inc COM              053015103      373     6911 SH       Sole                     6911
Berk. Hath. Class B            COM              084670207     2110    27650 SH       Sole                    27650
Citrix Systems, Inc            COM              177376100     7529   124000 SH       Sole                   124000
Dolby Laboratories, Inc.       COM              25659T107      458    15000 SH       Sole                    15000
EMC Corporation                COM              268648102      959    44500 SH       Sole                    44500
Financial Engines, Inc.        COM              317485100     9166   410499 SH       Sole                   410499
Fortinet, Inc                  COM              34959E109     4255   195100 SH       Sole                   195100
General Electric               COM              369604103     1003    56016 SH       Sole                    56016
General Mills                  COM              370334104     1078    26672 SH       Sole                    26672
Genomic Health, Inc            COM              37244C101     3401   133934 SH       Sole                   133934
Google Inc                     COM              38259P508      707     1095 SH       Sole                     1095
Halliburton Co.                COM              406216101      690    20000 SH       Sole                    20000
IBM                            COM              459200101     4067    22116 SH       Sole                    22116
Informatica Corp.              COM              45666Q102     6557   177539 SH       Sole                   177539
Intel Corp.                    COM              458140100     1212    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      371     7050 SH       Sole                     7050
Johnson & Johnson              COM              478160104     1143    17428 SH       Sole                    17428
Linear Technology              COM              535678106     2616    87101 SH       Sole                    87101
Linkedin Corporation           COM              53578A108     5735    91010 SH       Sole                    91010
LogMeIn                        COM              54142L109     6754   175196 SH       Sole                   175196
MakeMyTrip                     COM              V5633W109     4657   193716 SH       Sole                   193716
Mercadolibre, Inc.             COM              58733R102     8613   108290 SH       Sole                   108290
Merck                          COM              589331107      870    23068 SH       Sole                    23068
Minnesota Mining               COM              604059105      327     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     8076   199171 SH       Sole                   199171
Oracle Corporation             COM              68389X105      587    22900 SH       Sole                    22900
Qlik Technologies              COM              74733T105     5416   223810 SH       Sole                   223810
Qualcomm Inc                   COM              747525103      383     7000 SH       Sole                     7000
QuinStreet, Inc                COM              74874Q100     4955   529341 SH       Sole                   529341
Rackspace Hosting              COM              750086100     3802    88403 SH       Sole                    88403
Red Hat, Inc                   COM              756577102     6032   146085 SH       Sole                   146085
Responsys Inc.                 COM              761248103     5821   654756 SH       Sole                   654756
Royal Dutch Shell PLC          COM              780259206      292     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     6912    68127 SH       Sole                    68127
Schlumberger Ltd.              COM              806857108     1093    16000 SH       Sole                    16000
Schwab Charles Corp            COM              808513105      113    10000 SH       Sole                    10000
ServiceSource                  COM              81763U100     5627   358660 SH       Sole                   358660
Spreadtrum Comm.               COM              849415203     5763   276005 SH       Sole                   276005
SuccessFactors, Inc            COM              864596101    11114   278752 SH       Sole                   278752
Target CP                      COM              239753106      673    13140 SH       Sole                    13140
VMWare                         COM              928563402     5051    60720 SH       Sole                    60720
VanceInfo                      COM              921564100     3435   378769 SH       Sole                   378769
Velti                          COM              G93285107     3545   521328 SH       Sole                   521328
Visa, Inc.                     COM              92826C839      508     5000 SH       Sole                     5000
iSoftStone                     COM              46489B108     3990   456018 SH       Sole                   456018